Indebtedness - Additional Information (Details) $ in Thousands																					1 Months Ended		3 Months Ended											12 Months Ended
		Mar. 05, 2024 USD ($)	Mar. 04, 2024	Mar. 05, 2023	Mar. 04, 2023	Apr. 01, 2022 USD ($)	Mar. 04, 2022 USD ($) Day	Dec. 31, 2021 USD ($)		Dec. 22, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jan. 28, 2021 USD ($)	Jan. 25, 2021 USD ($)	May 29, 2020 USD ($)	May 03, 2019 USD ($)	Feb. 04, 2019 USD ($)	Oct. 25, 2018 USD ($)	Sep. 07, 2018 USD ($)	May 09, 2018 USD ($)	Mar. 14, 2018	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021 USD ($)	Jun. 30, 2020	Sep. 30, 2019	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Apr. 08, 2022 USD ($)	Mar. 30, 2022 USD ($)	Jan. 01, 2021 USD ($)	Jul. 22, 2020 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 146,200																			$ 146,200							$ 146,200
Total gross debt								306,695																		$ 648,012	306,695							306,695		$ 281,533
Letters of credit outstanding amount								3,100																			3,100							3,100
Long-term debt								235,128																		488,204	235,128							235,128		205,369
Loss on extinguishment of debt																										$ (8,273)					$ 0			$ (515)
Outstanding balances on the best flow credit facility												$ 7,600
Other equipment financing agreements amounts												5,400
Scenario Forecast
Debt Instrument [Line Items]
Prepayment premium percentage			1.00%		2.00%		3.00%
Payment or prepayment premium due on stated termination date		$ 0
Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity																																						$ 158,900
New Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date																										Mar. 04, 2025
Interest rate stated percentage																										9.50%
Basis spread on variable rate							2.00%
Maximum borrowing capacity																										$ 450,000
Debt instrument, face amount							$ 450,000
Minimum liquidity							30,000
New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Debt instrument maturity date																																		Mar. 04, 2025
Interest rate stated percentage																										9.50%
Maximum borrowing capacity							$ 450,000
Repayment of loan						$ 143,800
IPO Prepayment | Scenario Forecast
Debt Instrument [Line Items]
Prepayment premium percentage				2.00%
Old Term Loan
Debt Instrument [Line Items]
Total gross debt								$ 171,355																		$ 0	$ 171,355							$ 171,355
Long-term debt																		$ 180,000
Loan agreement maturity date																		Sep. 15, 2023
Minimum amortization required																		$ 0
Term loan agreement expand facility											$ 40,000											$ 48,000
Term loan amended description																										The Old Term Loan, as amended, requires minimum excess cash flow prepayments as follows, each due approximately 55 days after period-end
Minimum excess cash flow prepayment in term loan																										$ 5,000					0
Debt instrument, leverage ratio																										2.00%	2.50%		2.75%	3.00%		3.50%	2.25%
Term loan extinguish date							Mar. 04, 2022
Loss on extinguishment of debt							$ 3,900
Main Street Loan
Debt Instrument [Line Items]
Interest rate stated percentage																																								3.00%
Total gross debt																																				35,000
Loss on extinguishment of debt																																		$ 500
Debt instrument, face amount																																								$ 35,000
Debt instrument, maturity date								Jul. 22, 2025																		Jul. 22, 2025	Jul. 22, 2025							Jul. 22, 2025
Debt instrument, covenant description																										Main Street Loan contained certain restrictive covenants which required ProFrac LLC to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00, and a Maximum Leverage Ratio of 3.50:1.00. Additionally, the Main Street Loan restricted the payment of distributions or dividends, other than for the payment of taxes.								Main Street Loan contains certain restrictive covenants which require ProFrac LLC to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00, and a Maximum Leverage Ratio of 3.50:1.00. Additionally, the Main Street Loan restricts the payment of distributions or dividends, other than for the payment of taxes.
Debt instrument, unused borrowing capacity, amount								$ 32,200		$ 32,200																	$ 32,200							$ 32,200
Extinguishment of debt, amount								2,200		2,200
Long-term debt, refinanced, amount								30,000		30,000
First Financial Loan
Debt Instrument [Line Items]
Total gross debt								30,000																		$ 26,377	30,000							$ 30,000
Debt instrument, face amount										$ 30,000
Debt instrument, maturity date										Jan. 01, 2024
Debt instrument, covenant description																										The First Financial Loan contains certain restricted covenants which require the Company to maintain a fixed charge ratio of at least 1.00:1.00 and a maximum net leverage ratio of 3.00:1.00. The Company was in compliance with all covenants as of March 31, 2022.								The First Financial Loan contains certain restrictive covenants which require the Company to maintain a fixed charge coverage ratio of at least 1.00:1.00 and a maximum net leverage ratio of 3.00:1.00. The Company was in compliance with all covenants as of December 31, 2021.
Debt instrument, period of first required payment																										2022-02								2022-02
Backstop Note
Debt Instrument [Line Items]
Interest rate stated percentage							1.74%
Total gross debt	[1]																									$ 22,000
Debt instrument, face amount							$ 22,000
Debt instrument, maturity date							Mar. 04, 2027
Closing Date Note
Debt Instrument [Line Items]
Interest rate stated percentage							1.74%
Total gross debt	[1]																									22,000
Debt instrument, face amount							$ 22,000
Debt instrument, maturity date							Mar. 04, 2027
Equify Bridge Note
Debt Instrument [Line Items]
Interest rate stated percentage							1.00%
Total gross debt	[1]							0																		45,800	0							$ 0
Debt instrument, face amount							$ 45,800
Repayment of loan																					$ 25,000
Equify Bridge Note | Subsequent Event
Debt Instrument [Line Items]
Repayment of loan																					25,000
Debt instrument outstanding																					20,800
Best Flow Credit Facility
Debt Instrument [Line Items]
Total gross debt	[1]							7,101	[2]																	$ 0	7,101	[2]						$ 7,101	[2]	37,303
Loss on extinguishment of debt							$ 300
Best Flow Notes Payable | Wilks Brothers LLC
Debt Instrument [Line Items]
Debt instrument maturity date																										Feb. 01, 2026
Debt instrument, Covenant compliance																																		Best Flow was in compliance with all covenants as of December 31, 2021.
Debt instrument, face amount												$ 13,000
Prepayment premium percentage												0.19%
Long-term debt, percentage bearing fixed interest, percentage rate												8.00%
Debt instrument, frequency of periodic payment																										monthly
Best Flow Notes Payable | Wilks Brothers LLC | Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate stated percentage																																							8.00%
Maximum borrowing capacity																																							$ 3,000
Debt instrument, maturity date																																							Jan. 31, 2022
Best Flow Notes Payable | THRC Holdings and Farris Wilks and Equify Financial as an administrative agent [Member] | Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument maturity date													Jan. 25, 2023
Interest rate stated percentage													8.00%
Debt instrument, face amount													$ 15,000
Term Loan
Debt Instrument [Line Items]
Notes reduction														$ 10,549
Total gross debt								171,355	[2]																		$ 171,355	[2]						$ 171,355	[2]	137,355
Long-term debt																		$ 180,000
Loan agreement maturity date																		Sep. 15, 2023
Minimum amortization required																		$ 0
Term loan agreement expand facility											$ 40,000											48,000
Term loan amended description																																		The Term Loan, as amended, requires minimum excess cash flow prepayments as follows, each due approximately 55 days after period-end
Minimum excess cash flow prepayment in term loan																										$ 5,000					$ 0
Debt instrument, leverage ratio																										2.00%	2.50%		2.75%	3.00%		3.50%	2.25%
Term loan extinguish date							Mar. 04, 2022
Term Loan | Subsequent Event
Debt Instrument [Line Items]
Maximum borrowing capacity																						$ 48,000
Credit facility, expiration date																						Mar. 04, 2022
Tractor Note A
Debt Instrument [Line Items]
Interest rate stated percentage																			5.35%
Debt instrument, face amount																			$ 17,500
Debt instrument, maturity date																			Nov. 09, 2020
Tractor Note B
Debt Instrument [Line Items]
Interest rate stated percentage																			5.35%
Debt Instrument Retired Period															2021-01				2021-01
Debt instrument, face amount																			$ 12,500
Debt instrument, maturity date																			Apr. 09, 2021
Tractor Note C
Debt Instrument [Line Items]
Interest rate stated percentage															6.10%
Debt instrument, face amount															$ 5,500
Debt instrument, maturity date															Nov. 03, 2021
Alpine Credit Facility
Debt Instrument [Line Items]
Total gross debt	[1]																																			21,135
Best Flow Note
Debt Instrument [Line Items]
Total gross debt	[1]							10,827	[2]																	$ 0	$ 10,827	[2]						$ 10,827	[2]
Loss on extinguishment of debt							$ 1,400
Line of credit facility extinguishment date																										Mar. 04, 2022								Mar. 04, 2022
Best Flow Note | Wilks Brothers LLC
Debt Instrument [Line Items]
Debt instrument maturity date																																		Feb. 01, 2026
Debt instrument, face amount												$ 13,000
Prepayment premium percentage												0.19%
Long-term debt, percentage bearing fixed interest, percentage rate												8.00%
Debt instrument, frequency of periodic payment																																		monthly
Alpine Promissory Note
Debt Instrument [Line Items]
Total gross debt	[1]							16,717	[2]																	$ 0	16,717	[2]						$ 16,717	[2]
Loss on extinguishment of debt							1,800
Alpine Promissory Note | Equify Financial LLC
Debt Instrument [Line Items]
Interest rate stated percentage																																							8.00%
Debt instrument, Covenant compliance																																		Alpine was in compliance with all covenants as of December 31, 2021.
Debt instrument, face amount																																							$ 21,400
Long-term debt, maturity period																										2027-02								2027-02
Outstanding borrowings, amount																																							$ 16,700
Debt instrument, extinguishment date																										Mar. 04, 2022								Mar. 04, 2022
Alpine Promissory Note | Subsequent Event
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ 8,300
Other Indebtedness
Debt Instrument [Line Items]
Other long term debt, Weighted average remaining term																																		6 years 1 month 6 days
Total gross debt								1,695																		$ 11,129	1,695							$ 1,695
Other Long-Term Debt								$ 1,700																		$ 11,100	$ 1,700							$ 1,700		$ 5,800
Weighted average interest rate								5.70%																		5.00%	5.70%							5.70%
Other indebtedness due																										$ 10,100
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																		1.25%																9.75%
London Interbank Offered Rate (LIBOR) | Main Street Loan
Debt Instrument [Line Items]
Interest rate stated percentage																																								3.00%
London Interbank Offered Rate (LIBOR) | First Financial Loan
Debt Instrument [Line Items]
Interest rate stated percentage										3.50%
Base Rate Loans [Member] | New Term Loan Credit Facility
Debt Instrument [Line Items]
Accruel interest							7.50%
SOFR Rate | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
Accruel interest							8.50%
SOFR Rate | New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
Accruel interest							8.50%
Federal Funds Rate Plus 1/2 | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
SOFR for One-month Interest Period | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio								1.00%																			1.00%							1.00%
Minimum | New Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument, excess cash flow repayment percentage							50.00%
Minimum | Main Street Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio																																								1.00%
Minimum | First Financial Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio										1.00%
Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																		6.25%
Minimum | Base Rate Loans [Member] | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							5.50%
Minimum | SOFR Rate | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							6.50%
Minimum | SOFR Rate | New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate							6.50%
Maximum | New Term Loan Credit Facility
Debt Instrument [Line Items]
Debt instrument, excess cash flow repayment percentage							25.00%
Maximum | New Term Loan Credit Facility | Scenario Forecast
Debt Instrument [Line Items]
Debt instrument, leverage ratio																							1.25%	1.55%	2.00%
Maximum | Main Street Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio																																								3.50%
Maximum | First Financial Loan
Debt Instrument [Line Items]
Fixed charge coverage ratio										3.00%
Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																		8.50%
Maximum | Base Rate Loans [Member] | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							7.00%
Maximum | SOFR Rate | New Term Loan Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							8.00%
Maximum | SOFR Rate | New Term Loan Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Basis spread on variable rate							8.00%
Old ABL Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date																				Mar. 14, 2023
Maximum borrowing capacity								$ 105,000																			$ 105,000							$ 105,000
Total gross debt								69,000																			69,000							69,000
Letters of credit outstanding amount								$ 32,900																			$ 32,900							$ 32,900
Old ABL Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate stated percentage																				0.00%
Interest rate effective percentage								2.75%																			2.75%							2.75%
Old ABL Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																				1.50%
Old ABL Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																				2.00%
New ABL Credit Facility
Debt Instrument [Line Items]
Interest rate stated percentage																										4.75%
Maximum borrowing capacity							$ 100,000																			$ 100,000
Total gross debt																										70,700
Letters of credit outstanding amount																										9,200
Fixed charge coverage ratio							1.00%
Debt instrument, unused borrowing capacity, amount							$ 5,000
Remaining credit facility																										$ 20,100
Credit facility, expiration date																										Mar. 04, 2027
Percentage of maximum credit available lesser of the maximum revolver amount							12.50%
Debt instrument, threshold consecutive business days | Day							5
Percentage of maximum credit available							12.50%
Debt instrument, threshold consecutive calendar days | Day							20
New ABL Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Interest rate stated percentage																										4.00%
Maximum borrowing capacity							$ 100,000														200,000																$ 200,000	$ 100,000
Total gross debt								$ 70,700													110,700						$ 70,700							$ 70,700
Letters of credit outstanding amount								9,200													9,200						9,200							9,200
Remaining credit facility								20,100													$ 80,100						20,100							$ 20,100
Credit facility, expiration date																																		Mar. 04, 2027
New ABL Credit Facility | 5 Consecutive Business Days
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity							10,000
New ABL Credit Facility | 20 Consecutive Calendar Days
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity							$ 10,000
New ABL Credit Facility | SOFR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							0.00%
Percentage of debt instrument on adjusted term SOFR																										Adjusted Term SOFR for a one-month Interest Period as published two (2) U.S. Government Securities Business Days prior to such day (or if such day is not a Business Day, the immediately preceding Business Day), plus 1.0%
New ABL Credit Facility | Base Rate Loans [Member]
Debt Instrument [Line Items]
Percentage of debt instrument on NYFRB Rate																										NYFRB Rate in effect on such day plus 1/2% of 1%
New ABL Credit Facility | Minimum
Debt Instrument [Line Items]
Quarterly unused line fee percentage							0.25%
New ABL Credit Facility | Minimum | SOFR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							1.50%
New ABL Credit Facility | Minimum | Base Rate Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							0.50%
New ABL Credit Facility | Maximum
Debt Instrument [Line Items]
Quarterly unused line fee percentage							0.375%
New ABL Credit Facility | Maximum | SOFR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							2.00%
New ABL Credit Facility | Maximum | Base Rate Loans [Member]
Debt Instrument [Line Items]
Basis spread on variable rate							1.00%
Revolving Credit Facility | Best Flow Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 9,000
Credit facility, expiration date																																		Feb. 04, 2026
Line of credit facility, interest rate during period																3.50%
Line of credit facility, interest rate description																										The interest rate under the Best Flow Credit Facility was the lesser of (i) the Prime Rate (as defined in the Best Flow Credit Facility) plus the applicable margin (3.50%) and (ii) the Maximum Rate (as defined in the Best FlowCredit Facility). All accrued but unpaid interest on the outstanding principal balance is due and payable monthly on the first day of each calendar month.								The interest rate under the Best Flow Credit Facility is the lesser of (i) the Prime Rate (as defined in the Best Flow Credit Facility) plus the applicable margin (3.50%) and (ii) the Maximum Rate (as defined in the Best Flow Credit Facility). All accrued but unpaid interest on the outstanding principal balance is due and payable monthly on the first day of each calendar month.
Line of credit facility extinguishment date																										Mar. 04, 2022								Mar. 04, 2022
ABL Credit Facility
Debt Instrument [Line Items]
Debt instrument maturity date																				Mar. 14, 2023
Maximum borrowing capacity								105,000																			105,000							$ 105,000
Total gross debt								69,000																			69,000							69,000
Letters of credit outstanding amount								32,900																			32,900							32,900
Line of credit facility, current borrowing capacity								$ 10,000																			$ 10,000							$ 10,000
Percentage of maximum credit available								15.00%
ABL Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate stated percentage																				0.00%
Interest rate effective percentage								2.75%																			2.75%							2.75%
ABL Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																				1.50%
ABL Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate																				2.00%
Secured Revolving Credit Facility [Member] | Alpine Credit Facility | Equify Financial LLC
Debt Instrument [Line Items]
Line of credit facility, Frequency of payments																	monthly
Line of credit facility, Collateral																																				The revolving credit note is secured by a lien on, and security interest in, all of the assets of Alpine.
Line of credit																																				$ 21,100
Maximum borrowing capacity																	$ 25,300
Long-term debt, percentage bearing fixed interest, percentage rate																	8.00%

[1]	Related party debt agreements.
[2]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.